Note 24 - Sales Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of disaggregation of revenue from contracts with customers [text block]
	12/31/2024	12/31/2023
High grade lithium concentrate	208,747	177,709
Green By-Products	-	3,522
	208,747	181,231